             THE DIRECTOR SOLUTION (SERIES II AND SERIES IIR)
                          SEPARATE ACCOUNT ONE
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

RATINGS AGENCY      EFFECTIVE DATE       RATING     BASIS OF RATING
                      OF RATING
-------------------------------------------------------------------------
Fitch                  9/19/02             AA      Claims paying ability


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3962
333-69487